SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
	March 30,	November 15,
	2023	2023
Risk-free interest rate	3.60%	4.57%
Dividend yield	0%	0%
Volatility factor	100%	116%
Expected life of the options	5.00	4.38

Schedule of stock option activity
	Year ended December 31
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	811,050	$3.58	21,388	$12.3
Granted	22,000	$1.23	800,937	$3.25
Exercised	(250)	$1.00	(1,650)	$1.00
Canceled and forfeited	(10,625)	$4.17	(9,625)	$3.79
Outstanding at end of year	822,175	$3.51	811,050	$3.58
Exercisable at end of year	416,975	$3.80	213,597	$4.15

Schedule of Non-vested Option Activity

	Year ended December 31
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	597,453	$3.51	5,438	$10.7
Granted	22,000	$1.23	800,937	$3.25
Vested	(204,978)	$3.46	(199,297)	$3.94
Canceled and forfeited	(9,275)	$3.68	(9,625)	$3.79
Non-vested as of December 31, 2023	405,200	$3.20	597,453	$3.51

Schedule of allocation of the stock-based compensation
	Year ended December 31,
	2023	2022
Cost of revenues	$13	$17
Research and development expenses	95	67
Selling and marketing expenses	7	7
General and administrative expenses	128	47

	$243	$138

Schedule of Options Outstanding and Exercisable
Options outstanding				Options Exercisable
Number outstanding	Weighted average remaining contractual life (years)	Exercise price	Aggregate intrinsic value	Number outstanding	Weighted average remaining contractual life (years)	Aggregate intrinsic value
8,188	5.26	$1.00	$-	8,188	5.26	$-
16,350	7.32	$1.23	$-	2,700	6.55	$-
763,000	5.68	$3.25	$-	373,500	5.66	$-
25,387	5.22	$7.50	$-	23,337	5.16	$-
9,250	5.07	$20.00	$-	9,250	5.07	$-
822,175			$-	416,975		$-

Schedule of range of exercise prices and expiration date for warrants outstanding
Exercise Price	Number of warrants Outstanding	Exercisable until
$18.70	2,500	2025
$7.50	7,500	2026
$17.07	237,000	2027
$0.50	9,505,820	2029
	9,752,820

Warrants [Member]
Class of Stock [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Year ended December 31
	2023		2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	901,869	$10.06	247,000	$17.07
Issued	9,505,820	$0.5	1,219,738	$4.96
Exercised	654,869	$3.20	564,869	$3.08
Expired	-	$-	-	$-
Outstanding at end of year	9,752,830	$0.91	901,869	$10.06

Option Plan [Member]
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
	Year ended December 31,
	2023	2022
Weighted Average Risk-free interest rate	3.84%	2.84%
Dividend yield	0%	0%
Weighted Average Volatility factor	91%	74%
Weighted Average Expected life of the options	4.53	6.64

Black Scholes Valuation Model [Member]
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
	August 3,	November 15,
	2023	2023
Risk-free interest rate	4.30%	4.54%
Dividend yield	0%	0%
Volatility factor	98%	113%
Expected life of the options	5.00	4.72